Significant accounting policies	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Significant accounting policies
3.	Significant accounting policies

The consolidated financial statements comply with the IFRS as issued by the IASB. Its preparation requires management to make certain estimates and use certain assumptions that affect certain items of the consolidated financial statements and their related disclosures required therein. However, actual results could differ from those estimates. The Company's management, upon applying professional judgment, considers that estimates and assumptions used were adequate under the circumstances (Note 2.g). The significant accounting policies of the Company are as follows:

a.	Financial instruments

i. Recognition and initial measurement

All other financial assets and financial liabilities are initially recognized when the Company becomes party to the contractual provisions of the instrument. Trade account receivables are initially recognized when they are originated.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at Fair Value Through Profit or Loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price. A commercial debtor without a significant financing component is initially measured at the transaction price.

ii. Classification and subsequent measurement Financial assets and liabilities

Financial assets – Policy applicable from January 1, 2018.

All regular way purchases or regular incomes of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Financial asset that meet the following conditions is subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•	the contractual terms of the financial asset give rise to specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at Fair Value Trough Other Comprehensive Income (FVTOCI):

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•	the contractual terms of the financial asset give rise to specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss. This election is made on an investment-by-investment basis.

–	Financial assets – Business model assessment: Policy applicable from January 1, 2018.

The Company makes an assessment of the objective of the business model in which a financial asset a level of trade account receivables because this best reflects the way the business is managed and information is provided to management. The information considered includes:

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the stated policies and objectives for the trade account receivables and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	how the performance of the trade account is evaluated and reported to key management personnel;
•	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•	how managers of the business are compensated; and
•	the frequency, volume and timing of the sale of financial assets in prior periods, the reasons for such sales and the expectations regarding future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose and is consistent with the Company continuing recognition of the assets.

Financial assets are held for trading and are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

-	Assessment whether contractual cash flows are solely payments of principal and interest: Policy applicable from January 1, 2018.

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument.

This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Company considers:

•	contingent events that would change the amount or timing of cash flows;
•	terms that may adjust the contractual coupon rate, including variable-rate features;
•	prepayment and extension features; and
•	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the sole payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or Premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

-	Subsequent measurement and gains and losses: Policy applicable from January 1, 2018

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortized cost of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss provision.

Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk of the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Company recognizes interest income by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

Interest income is recognized in profit or loss and is included in the net finance income and in other comprehensive income – Finance income line item (Note 27).

-	Debt securities measured at FVTOCI

Financial instruments held by the Company are classified at FVTOCI. The fair value is determined in the manner as is described in Note 16. Financial instruments are specifically measured at a fair value plus transaction costs. Subsequently, changes in the carrying amount of these financial instruments as a result of foreign exchange gains and losses, changes in profit or loss, and interest income affected through the effective interest method are recognized in the consolidated statements of profit or loss and other comprehensive income. The amounts that are recognized as profit or loss are the same as the amounts that would have been recognized as profit or loss if they had been measured at amortized cost. All other changes in book value are at amortized cost. All other changes in the carrying amount of these financial instruments are recognized in other comprehensive income or accumulated under the reserve of the cash flow hedges of the financial instruments. When these debt securities are written off, the accumulated gains or losses previously recognized in other comprehensive income are reclassified as profit or loss in the finance cost.

-	Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL.

Specifically:

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Investments in equity instruments are classified as at FVTPL, unless the Entity designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.

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Debt instruments that do not meet the amortized cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortized cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called ‘accounting mismatch’) that would arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases. The Entity has not designated any debt instruments as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss includes any interest earned on the financial asset and is included in the finance cost.

Debt investments at fair value through other comprehensive income (FVOCI) are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI are subsequently measured at fair value. Interest are recognized in profit or loss unless the interest clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

-	Foreign exchange gains and losses

The carrying amount of financial assets that is denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period.

Specifically:

•	for financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss in the line of finance cost;
•

for debt instruments measured at FVTOCI that are not part of a designated hedging relationship, exchange differences on the amortized cost of the debt instrument are recognized in profit or loss in the line of finance cost. Other exchange differences are recognized as changes in fair value in profit or loss and other comprehensive income.

•	for financial assets measured at FVTPL that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss in the line of finance cost; and
•	for equity instruments measured at FVTOCI, exchange differences are recognized in other comprehensive income in foreign currency translation reserve.

-	Write-off policy

The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over two years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Company recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.

-	Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date; for financial guarantee contracts, the exposure includes the amount drawn down as at the reporting date, together with any additional amounts expected to be drawn down in the future by default date determined based on historical trend, the Company understanding of the specific future financing needs of the debtors, and other relevant forward-looking information.

For financial assets, the expected credit loss (ECL) is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate. For a lease receivable, the cash flows used for determining the expected credit losses is consistent with the cash flows used in measuring the lease receivable in accordance with IFRS 16 Leases. Revenue recognition for commercial leases contracts are detailed in Note 21.

If the Company has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Company measures the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which simplified approach was used.

The Company recognizes a loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and accumulated in the investment revaluation reserve, and does not reduce the carrying amount of the financial asset in the statement of financial position.

-	Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another Company. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. In addition, on derecognition of an investment in a debt instrument classified as at FVTOCI, the cumulative gain or loss previously accumulated in the investments revaluation reserve is reclassified to profit or loss. In contrast, on derecognition of an investment in an equity instrument which the Entity has elected on initial recognition to measure at FVTOCI, the cumulative gain or loss previously accumulated in the investments revaluation reserve is not reclassified to profit or loss, but is transferred to retained earnings.

Financial assets – Policy applicable, subsequent measurement and gains and losses before January 1, 2018

The Company’s financial assets are classified into the following specified categories: i) financial assets at FVTPL and ii) trade accounts receivable.

–	Financial assets at FVTPL – Financial assets are classified as at FVTPL when the financial asset is either held for trading or it is designated as at FVTPL.

Financial assets at FVTPL are stated at fair value, with any gain or loss arising on remeasurement is recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned from the financial asset and is included in the finance income in the consolidated statements of profit or loss and other comprehensive income.

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Accounts receivable – Trade accounts receivable and other receivables, with fixed or determinable payments that are not quoted in an active market are classified as receivables. Interest income is recognized by applying the effective interest rate, except for the short term receivables, in the event that the recognition of interest is not material.

Financial liabilities – Policy applicable from January 1, 2018

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.

–	Derecognition of financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Financial liabilities and equity instruments – Debt and equity instruments are classified as financial liability or equity liabilities according to the content of the contractual agreements and the definitions of a financial liability and an equity instrument.

–	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the resources received, that is, the net of direct costs from the emission.

Repurchase of the Company’s common stock is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss at the purchase, sale, issue or cancellation of the Company’s own equity instruments.

–	Offsetting

Even when the Company has the right, in certain cases, for a compensation of financial assets and liabilities, as of the date of this consolidated financial statements, the Company does not have the intention of compensating a liability with an asset, nor expect in the short term to require it. Therefore, deposits received in guarantee are presented separately from accounts receivable.

b.

Cash and cash equivalents – Cash and cash equivalents consist mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses with immediate availability as well as cash equivalents designates for expenditure, held in trust (See Note 5). Cash is stated at nominal value and cash equivalents are valued at fair value that does not exceed their market value; the yields, which are recognized as interest income as it accrues.

c.	Machinery, equipment and improvements on leased assets
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Recognition and valuation – Machinery, equipment and improvements to leased assets are recognized at acquisition cost less accumulated depreciation and any accumulated impairment losses. The acquisition cost includes expenses directly attributable to the acquisition of the asset.

When significant parts of an asset of machinery, equipment and improvements to leased assets have different useful lives, they are accounted for separately as a component of the asset.

Gains and losses from sales or retirements of machinery, equipment and improvements to leased assets are determined comparing the proceeds from the sale or retirement against the net amount of machinery, equipment and improvements to leased assets and are recognized net in other income in the consolidated statement of profit and loss and other comprehensive income.

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Subsequent costs – The cost to replace a part or item of machinery, equipment and improvements to leased assets are recognized in the value of the asset when it is probable that future economic benefits associated with that part will flow to the Company and its cost can be measured reliably. The net value of the replaced item is derecognized at its net book value. Minor maintenance costs are recognized in the consolidated statement of profit and loss and other comprehensive income.

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Depreciation – Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other substitute value of that cost based on the straight-line method, this is the value that reflects more certainty the expected pattern of consumption of future economic benefits implicit in the active. The Company does not determine residual values for machinery, equipment, improvements and leased assets as they are not considered to be material.

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Depreciation of machinery and equipment is recognized in the consolidated statement of profit and loss and other comprehensive income and is calculated under the straight-line method based on the useful lives of the related assets. Also, improvements to leased assets are amortized by the straight-line method based on the remaining useful life of the improvements or the lease term, whichever is less. The estimated useful life and the depreciation method are reviewed at the end of each year, and the effect of any changes in the recorded estimate is recognized on a prospective basis.

Lands are not depreciated.

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	4 – 3.3	25% - 30%
Transportation equipment	5 – 4	20% - 25%
Communication equipment	10 – 4 – 3.3	10% - 25% - 30%
Improvements on leased assets	10	10%

d.	Intangible Assets
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Improvements to concession assets – Improvements to concession assets are accounted for the improvements that are made pursuant to the MDP and improvements carried out by the daily operation of the Company’s airports. All infrastructure investments made by the airports will be delivered to the Mexican government or the government of Jamaica as corresponds at the end of the term of the Concession. Under the Company’s concession agreements, through the MDP agreed with each government every five years, the Company is committed to carry out various improvements, upgrades and additions to each of its airports on an annual basis in the case of Mexican airports and every five years in Jamaica. In exchange for investing in those additions and upgrades, each government grants the Company the right to obtain benefits for services provided using those assets. The Company, as the operator of the concession assets, recognizes an intangible asset as it receives a right granted by each government to charge users for the public service associated with the use of its airports. Minor maintenance costs are recognized in the consolidated statement of profit and loss and other comprehensive income.

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Airport concessions – The Company recognized an intangible asset of the Concession granted by the SCT to manage and operate each of the airports in Mexico for 50 years since its acquisition. As regards to MBJA, the Company recognized an intangible asset at the fair value of the concession to operate and develop that airport until 2033 according to the determination of fair values resulting from the acquisition of DCA and MBJA accordance IFRS 3 Business Combinations. Likewise, PACKAL recognized an intangible asset for the amount specified in the contract with the AAJ for the right to operate the airport at the time of taking control and for a period of 25 years.

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Rights to use airport facilities – Rights to use airport facilities in Mexico are recorded through the acquisition cost of the assets recorded by ASA and transferred to the Company according to the Concession granted, in order to manage, operate and develop them during the Concession term. At MBJA and PACKAL no rights to use airport facilities were identified.

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Other acquired rights – These rights correspond to payments made by the Company after the date the Mexican concessions were granted, in order to early-terminate certain long-term leases contracts that existed at that time between ASA and third-party leaseholders, these rights are recorded through their acquisition cost. In MBJA and PACKAL there are no other acquired rights.

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Amortization – After its initial recognition, intangible assets are valued at acquisition cost plus capitalized borrowing costs, less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statement of comprehensive income under the straight line method applied to the shorter of the estimated period of future economic benefits the intangible assets will generate, or the concession period, from the date they are available for use.

Amortization periods for the current and comparative period are as follows:

	Period (years)	Annual amortization rate
Improvements to concession assets	20 – 12.5	5% - 8%
Airport concessions	49 – 25 – 18	2% - 4% - 5.5%
Rights to use airport facilities	49 – 10	2% - 10%
Other acquired rights	44 – 48	2%

The amortization method and useful lives are reviewed at each year end date and adjusted prospectively if necessary.

e.

Capitalized borrowing costs – Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use are added to the cost of those assets, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

f.	Impairment of financial and non-financial assets (Tangible and intangible)

–	Financial assets – Policy applicable from January 1, 2018

The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVTOCI, lease receivables, trade receivables and contract assets, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognizes lifetime ECL for trade receivables, contract assets and lease receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

–	Definition of default

The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:

•	when there is a breach of financial covenants by the debtor; or
•

information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full (without taking into account any collateral held by the Company).

Irrespective of the above analysis, the Company considers that default has occurred when a financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

–	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	significant financial difficulty of the issuer or the borrower;
(b)	a breach of contract, such as a default or past due event;
(c)

the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

(d)	it is becoming increasingly probable that the borrower will enter bankruptcy or other financial reorganization; or
(e)	the disappearance of an active market for that financial asset because of financial difficulties.

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Financial assets – Policy applicable before January 1, 2018. A financial asset that is not recognized at FVTPL is evaluated by the Company at the close of each reporting period to determine whether there is evidence of potential impairment. A financial asset is impaired if there is objective evidence that a loss has occurred after the initial recognition of the asset and that loss has a negative effect on the estimated future cash flows of the asset, that can be estimated reliably.

For all other financial assets, objective evidence of impairment could include:

–	Significant financial difficulty of the issuer or counterparty;
–	Breach in the payment of the interests or the loan;
–	It is probable that the borrower will enter in bankruptcy or into a financial reorganization; or
–	The disappearance of an active market for that financial asset because of financial difficulties.

An impairment loss on financial assets carried at amortized cost is calculated as the difference between the asset's carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Losses are recognized in consolidated statements of profit or loss and other comprehensive income and are reflected in the expected credit loss included in the cost of services in the “other” category. When a subsequent event causes the amount of impairment loss to reverse, such an amount is recognized in consolidated statements of profit or loss and other comprehensive income on a prospective basis and cannot exceed the amount of the previously recognized impairment.

Individually significant financial assets are tested individually for impairment. The remaining financial assets are assessed in groups of similar credit risk characteristics.

For financial assets that are carried at cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment loss will not be reversed in subsequent periods.

All impairment losses are recognized in the consolidated statement of profit and loss and other comprehensive income.

A reversal of an impairment loss occurs only if it can be associated objectively to an event that occurred after the date the loss was recognized.

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Non-financial assets – Non-financial assets of the Company are assessed at each period end date to determine whether there is any indication of impairment. If there is such an indication of impairment, management estimates the recoverable amount.

The recoverable amount of an asset or cash-generating unit is the higher of the asset´s value in use and fair value less costs of disposal. To determine the asset’s value in use, the estimated future cash flows are discounted to present value using an appropriate discount rate before tax that reflects current market conditions in relation to the time value of money and the risks specific to the asset. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit or CGU). An impairment loss is recognized immediately in profit and loss.

The individual airports of the Company in Mexico cannot be considered as separate cash-generating units, as the bidding process, in which it decided to sell up to 15% of the shares representing the capital stock of the holding company Shares of the companies that were received for the concession, and made by the Mexican Federal Government that included the package of twelve airports, and therefore the Company is required to operate and maintain all 12 airports independently of the results they generate individually. Considering the above, if there are indicators of impairment that exist, the Company performs an impairment assessment on a consolidated basis with Mexican companies. Moreover, the value of the assets of MBJA and PACKAL are individually valued at the end of each period to determine whether there are indications of impairment to be single separate cash-generating units.

When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimated recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation) had an impairment loss not been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit and loss, unless the relevant asset is recognized on a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

The CGU´s are tested for impairment annually or more frequently when there are indications that the CGU may be impaired. If the recoverable amount of a CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill, if it exists, and is allocated to the CGU and then to the other assets of the CGU pro rata basis and based on the book value of each asset within the CGU. Any impairment loss of goodwill is recognized directly in profit and loss.

g.

Investment in associate – An associate is an entity in which control is not exercised over, but which the Company has significant influence. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Entity’s share of the profit or loss and other comprehensive income of the associate.

Significant influence is the power to participate in decisions about the financial and operating policies of the entity in which it is investee, but does not imply joint control or control over those policies.

The Company discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale.

When the Company transacts with an associate of the Company, profits and losses resulting from the transactions with the associate are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

h.

Derivative financial instruments and hedge accounting – Policy applicable from January 1, 2018. The Company occasionally uses derivative financial instruments, specifically interest rate CAPS and SWAPS, to hedge its exposure to the risk of an increase in the interest rate arising primarily from debt instruments.

Derivatives are initially recognized at fair value at the date the derivative contract is entered into and subsequently valued at fair value at the end of each reporting period. The gain or loss is recognized in profit or loss and other comprehensive income immediately, unless the derivative is designated as a hedging instrument and is considered to be effective.  The timing of the recognition of the hedging instrument in earnings will depend on the nature of the hedge.

The Company may designate certain instruments as hedges for accounting purposes if at inception of the hedge, it documents the relationship between the hedging instrument and the hedged item, as well as the risk management and management strategy objectives for undertaking various hedging transactions.

Additionally, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting the exposure to changes in fair value or changes in cash flows of the hedged item attributable to the hedged risk, which is when the hedges meet all of the following hedge accounting requirements:

•	There is an economic relationship between the hedging instrument and the hedged item;
•	The effect of credit risk does not dominate the value of the changes that were related to the economic relationship; and
•

The coverage ratio of the hedges is the same as the result of the amount of the hedged item that the Company actually covers and the amount of the hedging instrument that the Company actually uses to cover that amount of the hedged item.

If a hedge fails to meet the coverage effectiveness requirement related to the hedging relationship, but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedging relationship (i.e. rebalance coverage) to meet the qualification criteria again.

Cash flow hedges

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the financial instrument of cash flow hedge reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘financial cost’ line item.

Amounts previously recognized in OCI and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are removed from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability. This transfer does not affect other comprehensive income. Furthermore, if the Company expects that some or all of the loss accumulated in the cash flow hedge reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss.

The Company discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in other comprehensive income and accumulated in cash flow hedge reserve at that time remains in equity and is reclassified to profit or loss when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in cash flow hedge reserve is reclassified immediately to profit or loss.

Cash flow hedges

When a derivative is designated as a cash flow hedge instrument, the effective portion of changes in the fair value of the derivative is recognized in the OCI and recognized in the cash flow hedge reserve. The effective portion of changes in the fair value of the derivative that is recognized in the OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from the inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately as profit or loss.

The Company designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (“forward points”) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

Net investment hedges

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the foreign currency forward contracts relating to the effective portion of the hedge is recognized in other comprehensive income and accumulated in the foreign currency translation reserve. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the other income line.

Gains and losses on the hedging instrument accumulated in the foreign currency translation reserve are reclassified to profit or loss on the disposal or partial disposal of the foreign currency translation reserve.

Derivative financial instruments and hedge accounting – Policy applicable before January 1, 2018. The policy applied in the comparative information presented for 2017 is similar to that applied for 2018. However, for all cash flow hedges, including hedges of transactions resulting in the recognition of non-financial items, the amounts accumulated in the cash flow hedge reserve were reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affected profit or loss. Furthermore, for cash flow hedges that were terminated before 2017, forward points were recognized immediately in profit or loss.

i.

Business combinations – Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss and other comprehensive income as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, with the exception of:

•

Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee benefits respectively;

•

Liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based payment at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquire (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation, and may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its fair value on the acquisition-date and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39 or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Transaction costs, different from those associated with the issuance of debt or capital, and incurred by the Company in connection with a business combination are expensed as incurred.

j.

Other intangible assets – Costs incurred in the development phase, as well as other intangible assets that meet certain requirements and which the Company has determined will have future economic benefits, are capitalized and amortized based on the straight-line method. Expenditures that do not meet such requirements, as well as research costs, are recorded in the results of the period in which they are incurred.

k.

Leases – As a lessee as of January 1, 2018 – The Company has consistently applied the accounting policies to all periods presented in these consolidated financial statements, the Company applied IFRS 16 using the modified retrospective approach, as a result, the Company has changed its accounting policy for lease contracts as detailed below.

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2018.

As a lessee, the Company previously classified the leases as operational or financial based on its assessment of if the lease significantly transferred all risks and rights to ownership of the underlying asset to the Company. Under IFRS 16, the Company recognizes the right-of-use assets and lease liabilities for most leases, that is, these leases are in the consolidated statement of financial position in the short and long term, except for short leases term (12 months or less) and those of low value assets, for these leases, the Company recognizes rent payments as an operating expense under the straight-line method through the term of the lease, unless another method is more representative of the pattern of time in which the economic benefits from the consumption of the leased assets.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease contract.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or
•	rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•	the exercise price under a purchase option that the Company is reasonably certain to exercise, and
•	lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option.

Amortization of assets by right of use – After initial recognition, amortization is recognized in the consolidated statements of profit or loss and other comprehensive income in accordance with the straight-line method applied to the period of the lease contract from the moment in which possession is held of the leased asset.

Lease payments are distributed between financial expenses and the reduction of lease obligations in order to achieve a constant interest rate on the remaining balance of the liability. Financial expenses are charged directly to income for the year.

Payments made by the Company as a lessee prior to January 1, 2018, under operating leases, were recognized in the consolidated statement of income and other comprehensive income on a straight-line basis over the term of the lease. The lease incentives received are recognized, as the case may be, as a decrease in total lease expenses during the term of the contract.

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease.

The Company recognizes lease payments received under operating leases as income on a straight – line basis over the lease term as part of revenues.

–	As a lessor, as of January 1, 2018

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Company is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sub-lease as an operating lease.

The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term. The initial direct costs incurred in the negotiation and arrangement of the operating lease are added to the book value of the leased asset and recognized under a straight line through the term of the lease.

The outstanding amounts of financial leases are recognized as receivable leases for the amount of the net investment in the leases. Income from financial leases is allocated to accounting periods to reflects a constant periodic rate of return on net insoluble investment with respect to leases.

If an arrangement contains lease and non-lease components, then the Company applies IFRS 15 to allocate the consideration in the contract.

–	Policy as lessor applicable before January 1, 2018.

The Company lease space within the terminals is leased through operating lease agreements, based on either a monthly fixed rent or a charge based on the higher of a minimum monthly rent or a percentage of the lessee’s monthly revenues. Rental income from the Company’s leases is recognized on a straight-line basis over the term of the relevant lease.

The accounting policies applicable to the Company as a lessor in the comparative period were not different from IFRS 16.

l.

Provisions and contingent liabilities – Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, an account receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Provisions are classified as current or noncurrent based on the period of time estimated to meet the obligations covered.

A contingent liability is a possible obligation that arises from a past event and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain events not wholly within the control of the Company, or a present obligation that arises from a past event but 1) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or 2) the amount of the obligation cannot be measured with sufficient reliability. A contingent liability is not recognized in the consolidated financial statements, but rather is disclosed unless the probability of an outflow of resources embodying economic benefits is remote.

m.

Direct employee benefits – The Company provides its employees in Mexico and abroad different types of benefits. In Mexico, the liabilities for direct employee benefits are recognized based on the services rendered by employees, considering their most recent salaries. These benefits primarily include statutory employee profit sharing (PTU) payable, compensated absences, a vacation and vacation premium and incentives. The PTU is recorded in the income year in which it is incurred and presented under cost of services in the consolidated statements of profit or loss and other comprehensive income.

n.

Employee benefits – The seniority premium liability is calculated by independent actuaries at the projected unit credit method using nominal interest rates. The measurements of the defined benefit liability, which includes actuarial gains and losses and the effect of the asset ceiling, are recognized immediately in other comprehensive income. The Company has determined the net interest income for the defined benefit liability net of the period applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset), considering any change in the liability (asset) for net defined benefit during the period as a result of contributions and benefits payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss in the year.

The past service cost is recognized in the profit or loss in the year of the plan amendment. Interest is calculated using the discount rate at the beginning of the period the balance of the defined benefit obligation. Defined benefit costs are classified as follows:

–	Cost of service (including current service cost, past service cost and gains and losses on reductions and compensations).
–	Interest expenses.
–	Remeasurements.

The Company present the first two components of defined benefit cost as an expense in the cost of services. The reduction and early liquidation of obligations are recognized as past service costs.

Contributions to benefit plans to defined contribution retirement are recognized as expenses at the time the employees render services that give them the right to contributions.

Remeasurements of the net defined benefit liability, which comprises actuarial gains and losses and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in Other Comprehensive Income.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Any liability for compensation is recognized when the Company can no longer withdraw the offer of compensation and / or when the Company recognizes related restructuring costs.

o.

Revenue recognition – The Company applied the standard IFRS 15 as of January 1, 2018. The adoption of this standard did not have effect on the consolidated financial statements as described in Note 2.e. Aeronautical and non-aeronautical revenues are recognized at their fair value, in the same period subsequent to the time passengers depart, planes land or other services are provided, as the case may be, considering that the events that occur and services that are rendered in any given month are invoiced and recognized within that same month.

–

Aeronautical services – The majority of the revenues in México are derived from rendering aeronautical services, related to the use of airport facilities by airlines and passengers. These revenues are regulated by the SCT through a “maximum rate” per “workload unit.” The maximum rate is the maximum amount of revenues per workload unit that may be earned at an airport each year from regulated revenue sources. A workload unit is currently equivalent to one terminal passenger (excluding passengers in transit) or 100 kilograms (220 pounds) of cargo. Moreover, in MBJA and PACKAL aeronautical revenues correspond to the fee for passengers and security, which are collected by airlines who also invoice other charges for landing and parking aircraft.

–

Revenues from non-aeronautical services – Revenues from non-aeronautical services consist mainly of the leasing of commercial space at the airport terminals (other than space deemed essential to airline operations), car parking, access fees charged to third parties providing food catering and other services at the airports, other miscellaneous revenues and royalties for the use of Company´s brands.

Commercial space within the terminals is leased through operating lease agreements, based on either a monthly fixed rent or a charge based on the higher of a minimum monthly rent or a percentage of the lessee’s monthly revenues.  Rental income from the Company’s leases is recognized on a straight-line basis over the term of the relevant lease.

–

Revenues and cost of improvements to concession assets – In conformity with IFRIC 12, the Company recognizes revenues and the associated costs of improvements to concession assets which it is obligated to perform at the airports as established by the MDP.  Revenues represent the value of the exchange between the Company and the government with respect to the improvements, given that the Company constructs or provides improvements to the airports as obligated under the MDP and in exchange, the government grants the Company the right to obtain benefits for services provided using those assets. The Company has determined that its obligations per the MDP should be considered to be a revenue-earning activity as all expenditures incurred to fulfill the MDP are included in the maximum tariff it charges its customers and therefore it recognizes the revenue and expense in profit or loss when the expenditures are performed.  The cost for such additions and improvements to concession assets is based on actual costs incurred by the Company in the execution of the additions or improvements, considering the investment requirements in the MDP. Through bidding processes, the Company contracts third parties to carry out such construction.

The amount of revenues for these services are equal to the amount of costs incurred, as the Company does not obtain any profit margin for these construction services. The amounts paid are set at market value.

p.

Foreign currency transactions – Transactions in currencies other than the functional currency of the Company (foreign currencies) are recognized using exchange rates prevailing on the dates in which the transactions are made. At the end of each reporting period, monetary items denominated in foreign currencies are converted at the exchange rates prevailing at that time.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rates prevailing at the date of the consolidated financial statements. Exchange fluctuations are recorded in the results of the period within the financial costs and presented as exchange gain or loss, on a net basis in the consolidated profit or loss and other comprehensive income.

Non-monetary items that are valued at historical cost in a foreign currency are converted at the exchange rate at the date of the transaction.

Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

However, currency translation reserve arising from the translation of the following items are recognized in OCI:

–

an investment in equity securities designated as at FVOCI (2017: available-for-sale equity investments (except on impairment, in which case foreign currency differences that have been recognized in OCI are reclassified to profit or loss));

–	a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective;
–	and qualifying cash flow hedges to the extent that the hedges are effective.

q.

Conversion of foreign operations – The assets and liabilities of foreign operations and the fair value adjustments arising from the acquisition, are translated at the exchange rates prevailing at the reporting date. Revenues and expenses of foreign operations are translated at the average exchange rate for the period of transactions.

The differences associated with foreign currency translation of foreign operations to the presentation currency (pesos) are recognized in other comprehensive income and presented in the foreign currency translation reserve in equity.

r.

Income taxes – Current income tax (ISR) is recorded in the income statement of the year in which it is incurred. The expense for income taxes includes both the tax assessed and deferred tax. Deferred and current tax are recognized in the consolidated statement of profit or loss, except when they are related to items recognized in other comprehensive income, or directly in equity, in which case the deferred and current tax are also recognized in other comprehensive income or directly in equity, respectively.

Current tax expense is the tax payable that is determined for the year, using tax rates enacted or substantially enacted at the reporting date, plus any adjustment to tax payable in respect of previous years. Taxable income differs from income before income taxes reported in the consolidated statements of comprehensive income because there are items of income or expense that are taxable or deductible in other years and items that will never be taxable or deductible.

Deferred income tax is calculated by applying the statutory rate for temporary differences, resulting from comparing the accounting and tax assets and liabilities, and when applicable, the benefits from tax loss carryforwards and certain tax credits, such as the Tax on Assets (IMPAC) paid in previous years and expected to be recovered in future periods in accordance with the rules established in the tax laws, to the extent that it is probable the existence of future taxable profit that can be applied against such tax benefits. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the tax benefit can be recognized.

The rates applied to determine the deferred tax are those that correspond to the year in which it is expected the reversal of the temporary difference is expected.

The Company did not recognize deferred taxes for the following items:

–	Initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor tax results.

–

Differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future and where the Company has the power to control the reversal date.

s.

Earnings per share – Basic earnings per common share are calculated by dividing consolidated net income by the weighted average number of outstanding shares during the period, adjusted by repurchased shares retained in treasury. The Company does not have any potentially diluted shares; and therefore, basic and diluted earnings per share are the same.

t.

Finance cost and finance income – Finance income comprises interest income from investments in debt securities, changes in the market value of financial assets at FVTPL and gains on hedging instruments that are recognized in the consolidated statement of comprehensive income, among other concepts. Interest income is recognized when it is probable that the economic benefits will flow to the Company and the amount can be reliably measured. Interest income is recorded on a regular basis, with reference to the capital invested and the effective interest rate.

Finance cost comprise interest costs of loans net of interest cost capitalized on qualifying assets, changes in the market value of financial assets at FVTPL, losses on hedging instruments that are recognized in the consolidated statement of comprehensive income, interest paid to the tax authorities, among other items. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the consolidated statement of comprehensive income, using the effective interest method.

The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

–	the gross carrying amount of the financial asset; or
–	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

u.

Operating segments – An operating segment is a component of the Company:1)  that is engaged in business activities from which it may earn revenue and incur expenses, including revenues and expenses relating to transactions with other components of the Company, 2) whose operating results are regularly reviewed by Company’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and 3) for which discrete financial information is available.  Each of the airports of the Company represents an operating segment. The Company has determined that its reportable segment, based on quantitative thresholding testing, to be the Guadalajara, Tijuana, Puerto Vallarta, San José del Cabo, Montego Bay, Hermosillo and Guanajuato airports. The operating segment information relating to the remaining seven airports are combined and reported under “Other airports”. The corresponding information related with SIAP (a company that provides technical assistance and highly-qualified professional services), CORSA (a company that provides specialized operational services in aeronautical industry), PCP (a company that manages the parking lot operation), Fundación GAP, ADP, DCA, as well as the Company’s own operation (including investments in subsidiaries), was combined and included under “Other Companies”. Segment profit and loss is determined based on income before income taxes. Segment assets represent total assets and segment liabilities represent total liabilities. The accounting policies used in reporting segment information are the same as those used in the preparation of these consolidated financial statements, except for those investments in subsidiaries that are accounted for under the equity method for the purposes of determining segment assets and segment profit and loss for purposes of what is reported for “Other Companies”. Intersegment transactions are based on prices available to third parties.

v.

Cash flow statement – The Company presents cash flows from operating activities using the indirect method, in which the net income is adjusted for the effects of transactions that do not require cash flows including those associated with investing and financing activities. Additionally, the Company has elected to present cash paid for interest as part of the financing activities and cash received from interest income as part of its operating activities.